UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Royal Capital Management, LLC
Address: 623 Fifth Avenue
         24th Floor
         New York, New York  10022

13F File Number:  28-10323

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Yale M. Fergang and Robert W. Medway
Title:     Managers
Phone:     212.920.3400

Signature, Place, and Date of Signing:

     Yale M. Fergang     New York, New York     May 17, 2010
     Robert W. Medway    New York, New York     May 17, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     17

Form13F Information Table Value Total:     $949,407 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BUCYRUS INTL INC NEW           COM              118759109     2946     3295 SH  PUT  SOLE                     3295
CATERPILLAR INC DEL            COM              149123101     6377     2383 SH  PUT  SOLE                     2383
CHUBB CORP                     COM              171232101    72590  1400000 SH       SOLE                  1400000
CVS CAREMARK CORPORATION       COM              126650100   120648  3300000 SH       SOLE                  3300000
CVS CAREMARK CORPORATION       COM              126650100    20636     4280 SH  CALL SOLE                     4280
DOLLAR FINL CORP               COM              256664103    40645  1689307 SH       SOLE                  1689307
ELECTRONIC ARTS INC            COM              285512109    55980  3000000 SH       SOLE                  3000000
GREENLIGHT CAPITAL RE LTD      CLASS A          G4095J109    26680  1000000 SH       SOLE                  1000000
HEWITT ASSOCS INC              COM              42822Q100   131274  3300000 SH       SOLE                  3300000
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100    21095   475000 SH       SOLE                   475000
PFIZER INC                     COM              717081103   137200  8000000 SH       SOLE                  8000000
SK TELECOM LTD                 SPONSORED ADR    78440P108     9666   560041 SH       SOLE                   560041
SPDR GOLD TRUST                GOLD SHS         78463V107    19066   175000 SH       SOLE                   175000
SPDR GOLD TRUST                GOLD SHS         78463V107    27820     2600 SH  CALL SOLE                    27820
TENET HEALTHCARE CORP          COM              88033G100    60060 10500000 SH       SOLE                 10500000
TFS FINL CORP                  COM              87240R107    84773  6350000 SH       SOLE                  6350000
TIME WARNER CABLE INC          COM              88732J207   111951  2100000 SH       SOLE                  2100000